Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance at beginning of year		¥ 478,943	¥ 211,336
Goodwill acquired during the year		498,130	270,567
Translation adjustments and other		(40,649)	(2,960)
Balance at end of year		936,424	478,943
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year		142,551	145,335
Goodwill acquired during the year		863	10,373
Translation adjustments and other		(7,158)	(13,157)
Balance at end of year		136,256	142,551
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year		53,474	21,780
Goodwill acquired during the year			31,367
Translation adjustments and other		(4,440)	327
Balance at end of year		49,034	53,474
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year		282,918	44,221
Goodwill acquired during the year		4,589	228,827
Translation adjustments and other		(29,051)	9,870
Balance at end of year		258,456	¥ 282,918
Unallocated
Goodwill [Line Items]
Goodwill acquired during the year	[1]	492,678
Balance at end of year	[1]	¥ 492,678

[1]	Canon has not completed the allocation of goodwill to the segments for impairment testing which is attributable to the acquisition of TMSC as of December 31, 2016.